Debt Disclosure	9 Months Ended
May 31, 2016
Notes
Debt Disclosure

Note 6 – Notes and Convertible Loans and Interest Payable

The Company entered into note agreements and subsequent modifications and settlements on convertible notes.  These notes are convertible into the Company’s common stock and are due usually within one year.  The notes were issued with original issuance discounts of twelve percent which were immediately convertible into common stock and if the note was not repaid in ninety days the zero percent interest rate was replaced with an immediate prepaid interest charge at ten percent with was subject to conversion.  The Conversion terms were both fixed and variable if the trading prices did not meet the fix conversion price.  See the derivative discussion in Note 7 concerning these loans.

On January 26, 2016, the Company executed a $50,000 note with a third party bearing interest at 10% due April 26, 2016.  The Note requires the Company to make prepayments equal to 25% of its equity line puts.  As at May 31, 2016, there were no notes outstanding.

	May 31, 2016	August 31,2015
Convertible Loans and Accrued Interest:
St. George Investments	$ -0-	$ 275,000